Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Changes in the Allowance for Loan Losses and Recorded Investment in Loans Receivable (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan losses:
Allowance for loan losses, beginning balance	$ 941	$ 860
Allowance for loan losses, ending balance	1,148	941
Ending balance evaluated for impairment
Allowance for loan losses, individually evaluated for impairment	66	21
Allowance for loan losses, collectively evaluated for impairment	1,082	920
Charge-offs	(190)	(159)
Recoveries	3
Provision	394	240
Loans receivable:
Loans receivable, ending balance	124,971	108,108
Ending balance evaluated for impairment
Loans receivable, individually evaluated for impairment	3,452	2,357
Loans receivable, collectively evaluated for impairment	121,519	105,751
One-to-Four Family Residential [Member] | Owner Occupied [Member] | Mortgages [Member]
Allowance for loan losses:
Allowance for loan losses, beginning balance	59	77
Allowance for loan losses, ending balance	75	59
Ending balance evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	75	59
Charge-offs	(57)	(15)
Provision	73	(3)
Loans receivable:
Loans receivable, ending balance	7,085	8,900
Ending balance evaluated for impairment
Loans receivable, individually evaluated for impairment	837	456
Loans receivable, collectively evaluated for impairment	6,248	8,444
One-to-Four Family Residential [Member] | Non-owner Occupied [Member] | Mortgages [Member]
Allowance for loan losses:
Allowance for loan losses, beginning balance	424	368
Allowance for loan losses, ending balance	418	424
Ending balance evaluated for impairment
Allowance for loan losses, individually evaluated for impairment	29
Allowance for loan losses, collectively evaluated for impairment	389	424
Charge-offs		(75)
Provision	(6)	131
Loans receivable:
Loans receivable, ending balance	48,554	43,489
Ending balance evaluated for impairment
Loans receivable, individually evaluated for impairment	1,545	1,103
Loans receivable, collectively evaluated for impairment	47,009	42,386
One-to-Four Family Residential [Member] | Mortgages [Member]
Loans receivable:
Loans receivable, ending balance	55,639	52,389
Multi-family, Five or More Residential [Member] | Mortgages [Member]
Allowance for loan losses:
Allowance for loan losses, beginning balance	36	20
Allowance for loan losses, ending balance	60	36
Ending balance evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	60	36
Provision	24	16
Loans receivable:
Loans receivable, ending balance	10,132	6,023
Ending balance evaluated for impairment
Loans receivable, individually evaluated for impairment	67
Loans receivable, collectively evaluated for impairment	10,065	6,023
Commercial Real Estate and Lines of Credit [Member] | Mortgages [Member]
Allowance for loan losses:
Allowance for loan losses, beginning balance	199	219
Allowance for loan losses, ending balance	324	199
Ending balance evaluated for impairment
Allowance for loan losses, individually evaluated for impairment	29	21
Allowance for loan losses, collectively evaluated for impairment	295	178
Charge-offs	(133)
Recoveries	3
Provision	255	(20)
Loans receivable:
Loans receivable, ending balance	37,146	27,743
Ending balance evaluated for impairment
Loans receivable, individually evaluated for impairment	869	673
Loans receivable, collectively evaluated for impairment	36,277	27,070
Home Equity Line of Credit [Member] | Mortgages [Member]
Allowance for loan losses:
Allowance for loan losses, beginning balance	50	68
Allowance for loan losses, ending balance	46	50
Ending balance evaluated for impairment
Allowance for loan losses, individually evaluated for impairment	8
Allowance for loan losses, collectively evaluated for impairment	38	50
Charge-offs		(69)
Provision	(4)	51
Loans receivable:
Loans receivable, ending balance	6,961	5,682
Ending balance evaluated for impairment
Loans receivable, individually evaluated for impairment	135	125
Loans receivable, collectively evaluated for impairment	6,826	5,557
Commercial Business and Other Consumer [Member]
Allowance for loan losses:
Allowance for loan losses, beginning balance	2	1
Allowance for loan losses, ending balance	7	2
Ending balance evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	7	2
Provision	5	1
Loans receivable:
Loans receivable, ending balance	790	233
Ending balance evaluated for impairment
Loans receivable, collectively evaluated for impairment	790	233
Commercial Real Estate Construction Financing Receivable [Member] | Mortgages [Member]
Allowance for loan losses:
Allowance for loan losses, beginning balance	96	63
Allowance for loan losses, ending balance	122	96
Ending balance evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	122	96
Provision	26	33
Loans receivable:
Loans receivable, ending balance	14,303	16,038
Ending balance evaluated for impairment
Loans receivable, collectively evaluated for impairment	14,303	16,038
Unallocated Financing Receivables [Member]
Allowance for loan losses:
Allowance for loan losses, beginning balance	75	44
Allowance for loan losses, ending balance	96	75
Ending balance evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	96	75
Provision	21	31
Mortgages [Member]
Loans receivable:
Loans receivable, ending balance	$ 124,181	$ 107,875